OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 335,250	$ 341,945	$ 211,920
America
Disclosure of geographical areas [line items]
Revenue	303,106	304,686	180,515
APAC
Disclosure of geographical areas [line items]
Revenue	20,031	20,931	20,804
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 12,113	$ 16,328	$ 10,601